Cover Page	6 Months Ended
Jun. 30, 2026
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Central Index Key	0002021880
Entity Registrant Name	HMH Holding Inc.
Entity Incorporation, State or Country Code	DE
Entity Primary SIC Number	3533
Entity Tax Identification Number	99-2746883
Entity Address, Address Line One	3300 North Sam Houston Parkway East
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77032
City Area Code	281
Local Phone Number	449-2000
Entity Small Business	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Dwight W. Rettig
Entity Address, Address Line One	3300 North Sam Houston Parkway East
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77032
City Area Code	281
Local Phone Number	449-2000